QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
PractusTM LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2018

ITEM 1. SCHEDULE OF INVESTMENTS

STRATEGIC GLOBAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (unaudited)

	Shares	Fair Value
CORPORATE BONDS - 26.59%

ARGENTINA - 4.26%
Argentina, 5.625%	250,000	$211,875
Banco Hipotecario SA, 9.750%	250,000	245,000

		456,875

BRAZIL - 7.96%
Banco BTG Pactual, 4.000%	300,000	299,064
Petrobras Global Financial, 4.375%	290,000	277,202
Petrobras Global Financial, 6.125%	68,000	69,955
Banco Votorantim, 7.375%	200,000	207,100

		853,321

EL SALVADOR - 1.89%
Agricola Senior Trust 6.750%	200,000	202,500

GERMANY - 1.70%
Deutsche Bank NY 3.520%	200,000	182,607

GUATEMALA - 1.87%
Agromercantil Senior Tr 6.250% Ser REGS	200,000	200,548

MEXICO - 3.98%
Credito Real SAB DE CV, 7.250%	250,000	242,815
Financiera Independ 8.000%	250,000	184,065

		426,880

PANAMA - 1.82%
Global Bank Corp., 4.500%	200,000	194,440

SWITZERLAND - 0.58%
Credit Suisse AG 11.000%	10,000	61,700

UNITED STATES - 2.53%
SESI LLC, 7.125%	150,000	128,250
Whiting Pete Corp NE, 5.750%	150,000	143,250

		271,500

TOTAL CORPORATE BONDS - 26.59%		2,850,371

COMMON STOCKS - 40.34%

BELGIUM - 1.96%
Anheuser-Busch InBev SA ADR	3,200	210,592

GREAT BRITAIN - 0.03%
Barclays PLC ADR	431	3,250

IRELAND - 1.16%
Jazz Pharmaceuticals	1,000	123,960

MEXICO - 6.30%
Cemex SAB de CV ADR	107,900	520,078
Fomento Economico Mexicano, S.A.B. de C.V. ADR	1,800	154,890

		674,968

NETHERLANDS - 1.19%
ING Groep NV ADR	12,000	127,920

SPAIN - 3.12%
Banco Santander SA ADR	74,553	333,997

SWITZERLAND - 1.39%
UBS Group AG	12,000	148,560

STRATEGIC GLOBAL LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (unaudited)

	Shares	Fair Value
UNITED STATES - 25.19%
Bank of America Corp.	7,200	$177,408
BlackRock, Inc.	500	196,410
Caterpillar Inc.	1,100	139,777
Celgene Corp.	2,200	140,998
Citigroup Inc.	3,200	166,592
Comerica Inc.	2,500	171,725
Constellation Brands, Inc.	1,000	160,820
The Goldman Sachs Group, Inc.	2,100	350,805
Halliburton Co.	9,300	247,194
MetLife, Inc.	9,100	373,646
Pioneer Natural Resources Co.	1,100	144,672
Southwest Airlines Co.	3,200	148,736
United Technologies	1,500	159,720
The Williams Companies, Inc.	5,500	121,275

		2,699,778

TOTAL COMMON STOCKS - 40.34%		4,323,025

EXCHANGE TRADED FUNDS - 7.25%
Financial Select Sector SPDR ETF	5,700	135,774
iShares MSCI Europe Financials ETF	18,000	305,100
iShares U.S. Aerospace & Defense ETF	500	86,430
SPDR S&P 500 ETF Trust	1,000	249,920

		777,224

TOTAL EXCHANGE TRADED FUNDS - 7.25%		777,224

SHORT-TERM INVESTMENTS - 47.35%

MONEY MARKET FUNDS - 28.72%
UMB Money Market Fund - 0.0685%*	2,682,380	2,682,380
Morgan Stanley Institutional Liquidity Fund - 2.32%*	398,167	398,167

		3,080,547

U.S. GOVERNMENT SECURITIES - 18.63%
MATURES IN LESS THAN 1 YEAR
U.S. Treasury Bill, Matures January 22, 2019	2,000,000	1,997,387

TOTAL SHORT-TERM INVESTMENTS - 47.35%		5,077,934

TOTAL INVESTMENTS - 121.53%		13,028,554
Liabilities in excess of other assets - (21.53)%		(2,310,556)

NET ASSETS - 100.00%		$10,717,998

SECURITIES SOLD SHORT - (2.03)%

COMMON STOCKS - (2.03)%

BRAZIL - (2.03)%
Banco Bradesco SA ADR	(22,000)	$(217,580)

TOTAL SECURITIES SOLD SHORT - (2.03)%		$(217,580)

* Effective 7 day yield as of December 31, 2018

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

Security Valuation

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. US GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quotedprices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investingin those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Corporate Bonds	$-	$2,850,371	$-	$2,850,371
Common Stocks	4,323,025	-	-	4,323,025
Exchange Traded Funds	777,224	-	-	777,224
Short-Term Investments	5,077,934	-	-	5,077,934

Total Investments	$10,178,183	$2,850,371	$-	$13,028,554

Securities Sold Short	$(217,580)	$-	$-	$(217,580)

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2018.

At December 31, 2018, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $14,430,798 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$31,340
Gross unrealized depreciation	(1,433,584)

Net unrealized depreciation	$(1,402,244)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date:	February 25, 2019

By:	/s/ Karen Shupe

Karen Shupe
Principal Financial Officer

Date:	February 25, 2019